Note 10 - Derivatives and Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31, 2012	September 30, 2013
		Liability	Liability
Derivatives not designated as hedging instruments	Balance Sheet Location	Derivatives	Derivatives
Interest Rate Swap Agreements	Current liabilities - Fair value of derivatives	539,904	370,702
Interest Rate Swap Agreements	Non current liabilities - Fair value of derivatives	5,409,337	3,240,319
Total derivatives not designated as hedging instruments		5,949,241	3,611,021
Total derivatives		5,949,241	3,611,021

Derivative Instruments, Gain (Loss) [Table Text Block]
		Nine-month periods ended September 30,
Derivatives not designated as hedging instruments	Location of Gain / (Loss) Recognized	2012	2013
Interest Rate Swap - Reclassification from OCI	(Loss)/gain on derivatives	(11,830)	92,857
Interest Rate Swap - Change in fair value	(Loss)/gain on derivatives	2,462,062	2,338,220
Interest Rate Swap - Realized loss	(Loss)/gain on derivatives	(3,603,541)	(2,366,466)
Total (loss)/gain on derivatives		(1,153,309)	64,611

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	5,949,241	-	5,949,241
Total	5,949,241	-	5,949,241	-
		Fair Value Measurements Using
Description	Fair Value as of September 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	3,611,021	-	3,611,021
Total	3,611,021	-	3,611,021	-